Investment Portfolio - July 31, 2024
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 55.8%

Communication Services - 5.8%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom S.A. (Spain)[2]	13,522	$471,603
Helios Towers plc (Tanzania)*	122,634	198,826
		670,429
Entertainment - 1.5%
Electronic Arts, Inc.	56,892	8,587,278
Interactive Media & Services - 4.2%
Alphabet, Inc. - Class A	60,991	10,462,396
Auto Trader Group plc (United Kingdom)[2]	76,673	803,139
Meta Platforms, Inc. - Class A	23,862	11,330,394
Tencent Holdings Ltd. (China)	15,800	729,114
		23,325,043
Total Communication Services		32,582,750
Consumer Discretionary - 3.2%
Broadline Retail - 3.1%
Amazon.com, Inc.*	65,664	12,277,855
Dollarama, Inc. (Canada)	2,558	239,802
MercadoLibre, Inc. (Brazil)	2,847	4,751,358
		17,269,015
Hotels, Restaurants & Leisure - 0.0%##
Monarch Casino & Resort, Inc.	2,371	185,602
Household Durables - 0.1%
Sony Group Corp. (Japan)	6,300	559,557
Total Consumer Discretionary		18,014,174
Consumer Staples - 7.3%
Beverages - 3.6%
The Coca-Cola Co.	144,309	9,631,183
Constellation Brands, Inc. - Class A	16,151	3,959,579
Heineken N.V. - ADR (Netherlands)	133,161	5,960,286
Heineken N.V. (Netherlands)	7,329	650,381
		20,201,429
Consumer Staples Distribution & Retail - 0.9%
Dollar Tree, Inc.*	52,780	5,507,065
Food Products - 1.3%
Mondelez International, Inc. - Class A	40,468	2,765,988
Nestle S.A. - ADR	40,118	4,051,517
Nestle S.A.	4,524	458,248
		7,275,753
Personal Care Products - 0.1%
Beiersdorf AG (Germany)	4,158	603,522
Tobacco - 1.4%
Philip Morris International, Inc.	69,356	7,987,037
Total Consumer Staples		41,574,806
Financials - 10.6%
Banks - 1.3%
FinecoBank Banca Fineco S.p.A. (Italy)	22,246	377,653
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
HDFC Bank Ltd. - ADR (India)	113,094	$6,786,771
		7,164,424
Capital Markets - 5.0%
Avanza Bank Holding AB (Sweden)	15,775	354,367
BlackRock, Inc.	3,533	3,096,674
Deutsche Boerse AG - ADR (Germany)	203,853	4,156,563
Deutsche Boerse AG (Germany)	4,113	842,213
Intercontinental Exchange, Inc.	30,410	4,608,940
Intermediate Capital Group plc (United Kingdom)	17,781	501,900
Moody’s Corp.	11,852	5,410,201
MSCI, Inc.	8,817	4,767,881
S&P Global, Inc.	9,203	4,460,970
		28,199,709
Financial Services - 4.2%
Fiserv, Inc.*	27,218	4,452,048
Mastercard, Inc. - Class A	25,723	11,928,012
Visa, Inc. - Class A	27,114	7,203,377
		23,583,437
Insurance - 0.1%
Admiral Group plc (United Kingdom)	21,783	771,981
Total Financials		59,719,551
Health Care - 8.1%
Biotechnology - 0.6%
Vertex Pharmaceuticals, Inc.*	6,278	3,112,130
Health Care Equipment & Supplies - 1.2%
Alcon, Inc.	39,150	3,680,100
Intuitive Surgical, Inc.*	6,912	3,073,144
		6,753,244
Health Care Providers & Services - 1.1%
Humana, Inc.	7,733	2,796,330
UnitedHealth Group, Inc.	5,609	3,231,682
		6,028,012
Life Sciences Tools & Services - 1.2%
Lonza Group AG - ADR (Switzerland)	47,924	3,201,803
Lonza Group AG (Switzerland)	1,048	697,873
Thermo Fisher Scientific, Inc.	5,016	3,076,513
		6,976,189
Pharmaceuticals - 4.0%
AstraZeneca plc - ADR (United Kingdom)	83,214	6,586,388
Johnson & Johnson	53,075	8,377,889
Roche Holding AG - ADR	171,923	6,964,601
Roche Holding AG	2,306	746,589
		22,675,467
Total Health Care		45,545,042

Investment Portfolio - July 31, 2024

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials - 8.5%
Aerospace & Defense - 3.1%
Airbus SE (France)	4,269	$646,014
BAE Systems plc - ADR (United Kingdom)	40,295	2,689,691
BAE Systems plc (United Kingdom)	27,712	462,184
L3Harris Technologies, Inc.	40,679	9,229,658
Northrop Grumman Corp.	9,441	4,572,465
		17,600,012
Building Products - 0.5%
Masco Corp.	40,645	3,164,213

Commercial Services & Supplies - 0.8%
Cleanaway Waste Management Ltd. (Australia)	244,322	451,643
Copart, Inc.*	74,222	3,884,038
		4,335,681

Ground Transportation - 2.8%
Canadian National Railway Co. (Canada)	49,828	5,767,591
CSX Corp.	158,064	5,548,046
Union Pacific Corp.	17,504	4,318,762
		15,634,399
Machinery - 0.7%
SMC Corp. (Japan)	700	340,596
Techtronic Industries Co. Ltd. - ADR (Hong Kong)	44,068	2,825,200
Techtronic Industries Co. Ltd. (Hong Kong)	52,500	672,351
		3,838,147
Professional Services - 0.1%
Experian plc	10,145	478,641
Trading Companies & Distributors - 0.4%
Brenntag SE - ADR (Germany)	79,879	1,142,270
Brenntag SE (Germany)	8,414	598,541
IMCD N.V. (Netherlands)	5,121	736,366
		2,477,177
Transportation Infrastructure - 0.1%
Auckland International Airport Ltd. (New Zealand)	89,258	397,352
Total Industrials		47,925,622
Information Technology - 7.8%
Electronic Equipment, Instruments & Components - 0.2%
Halma plc (United Kingdom)	22,583	772,984
Keyence Corp. (Japan)	1,400	612,164
		1,385,148
IT Services - 1.4%
EPAM Systems, Inc.*	15,587	3,353,231
Globant S.A. *	20,659	4,022,514
Softcat plc (United Kingdom)	16,015	335,049
		7,710,794
	SHARES PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment - 3.0%
Infineon Technologies AG - ADR (Germany)	140,835	$4,920,775
Infineon Technologies AG (Germany)	15,327	532,432
Micron Technology, Inc.	18,274	2,006,851
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	56,178	9,314,312
		16,774,370
Software - 3.2%
Atlassian Corp. - Class A *	20,631	3,642,816
Microsoft Corp.	20,242	8,468,241
ServiceNow, Inc.*	7,655	6,234,155
		18,345,212
Total Information Technology		44,215,524
Materials - 0.8%
Chemicals - 0.1%
Air Liquide S.A. (France)	3,542	646,268
Paper & Forest Products - 0.7%
West Fraser Timber Co. Ltd. (Canada)	36,321	3,221,310
West Fraser Timber Co. Ltd. (Canada)	9,097	806,682
		4,027,992
Total Materials		4,674,260
Real Estate - 2.8%
Health Care REITs - 0.3%
American Healthcare REIT, Inc.	12,404	197,720
CareTrust REIT, Inc.	10,370	279,575
Ventas, Inc.	5,683	309,383
Welltower, Inc.	7,822	870,197
		1,656,875
Industrial REITs - 0.7%
Americold Realty Trust, Inc.	8,884	265,543
First Industrial Realty Trust, Inc.	2,988	163,503
Goodman Group (Australia)	7,305	168,644
LXP Industrial Trust	37,329	384,489
Prologis, Inc.	14,723	1,855,834
Rexford Industrial Realty, Inc.	7,879	394,817
Terreno Realty Corp.	6,683	457,184
		3,690,014
Office REITs - 0.0%##
Equity Commonwealth*	10,005	203,802
Real Estate Management & Development - 0.0%##
DigitalBridge Group, Inc.	12,311	173,954
Residential REITs - 0.7%
American Homes 4 Rent - Class A	12,318	444,557
AvalonBay Communities, Inc.	3,059	626,850
Equity LifeStyle Properties, Inc.	7,850	539,138
Equity Residential	6,918	481,700
Flagship Communities REIT	11,702	166,168

Investment Portfolio - July 31, 2024
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Residential REITs (continued)
Invitation Homes, Inc.	20,498	$722,965
Mid-America Apartment Communities, Inc.	1,692	236,491
Sun Communities, Inc.	5,503	697,395
UDR, Inc.	5,005	200,550
		4,115,814
Retail REITs - 0.1%
Agree Realty Corp.	4,835	333,470
Realty Income Corp.	4,546	261,077
		594,547
Specialized REITs - 1.0%
American Tower Corp.	2,683	591,333
Crown Castle, Inc.	1,839	202,437
Digital Realty Trust, Inc.	3,355	501,539
Equinix, Inc.	2,799	2,211,882
Extra Space Storage, Inc.	3,416	545,262
Public Storage	2,686	794,841
SBA Communications Corp.	3,280	720,091
		5,567,385
Total Real Estate		16,002,391
Utilities - 0.9%
Electric Utilities - 0.9%
Evergy, Inc.	83,557	4,846,306

TOTAL COMMON STOCKS
(Identified Cost $252,858,953)		315,100,426

CORPORATE BONDS - 10.3%

Non-Convertible Corporate Bonds- 10.3%
Communication Services - 0.9%
Entertainment - 0.3%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	1,970,000	1,819,771
Interactive Media & Services - 0.5%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	2,565,000	2,481,370
Media - 0.1%
Open Infra U.S. Assets AB, 11.00%, 2/22/2027	600,000	594,477
Total Communication Services		4,895,618

Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Alibaba Group Holding Ltd.
(China), 2.125%, 2/9/2031	780,000	659,637
(China), 4.00%, 12/6/2037	2,820,000	2,471,147
Total Consumer Discretionary		3,130,784
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy - 1.1%
Energy Equipment & Services - 0.1%
Borr IHC Ltd. - Borr Finance LLC (Mexico), 10.00%, 11/15/2028[2]	509,640	$532,632
Oil, Gas & Consumable Fuels - 1.0%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025 (Acquired 09/10/2020-09/01/2023, cost $489,381)[3]	548,790	476,291
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	1,670,000	1,838,009
Energy Transfer LP
7.375%, 2/1/2031[2]	1,150,000	1,215,178
6.50%, 2/1/2042	1,740,000	1,838,575
New Fortress Energy, Inc., 8.75%, 3/15/2029[2]	560,000	507,794
		5,875,847
Total Energy		6,408,479
Financials - 4.8%
Banks - 3.2%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[4]	2,160,000	1,863,074
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[4]	1,940,000	1,815,362
Citizens Bank NA, (U.S. Secured Overnight Financing Rate + 2.000%), 4.575%, 8/9/2028[4]	1,240,000	1,213,310
Fifth Third Bancorp, (U.S. Secured Overnight Financing Index + 2.192%), 6.361%, 10/27/2028[4]	425,000	439,190
Huntington Bancshares, Inc., 2.55%, 2/4/2030	1,390,000	1,217,475
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[4]	3,150,000	3,082,278
KeyBank NA, 5.85%, 11/15/2027	1,200,000	1,213,094
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.322%), 5.812%, 6/12/2026[4]	1,820,000	1,826,468
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[4]	2,050,000	1,828,020
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[4]	1,850,000	1,830,694
Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.707%, 4/22/2028[4]	1,790,000	1,821,489
		18,150,454

Investment Portfolio - July 31, 2024
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets - 0.3%
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	1,770,000	$1,829,300
Consumer Finance - 0.6%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 3.070%), 7.624%, 10/30/2031[4]	2,190,000	2,439,535
Navient Corp., 6.75%, 6/25/2025	635,000	636,448
		3,075,983
Financial Services - 0.1%
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	340,000	286,384
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $275,000)[3]	275,000	233,618
		520,002
Insurance - 0.6%
MassMutual Global Funding II, 4.85%, 1/17/2029[2]	600,000	604,253
Metropolitan Life Global Funding I, 4.85%, 1/8/2029[2]	600,000	603,407
New York Life Global Funding, 4.70%, 1/29/2029[2]	610,000	612,030
SiriusPoint Ltd. (Bermuda), 7.00%, 4/5/2029	1,430,000	1,486,832
		3,306,522
Total Financials		26,882,261

Industrials - 0.7%
Ground Transportation - 0.2%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[4]	1,140,000	1,140,128
Passenger Airlines - 0.1%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	116,744	118,002
United Airlines Pass-Through Trust Series 2018-1, Class B, 4.60%, 3/1/2026	83,254	80,964
Series 2019-2, Class B, 3.50%, 5/1/2028	451,726	421,560
		620,526
Trading Companies & Distributors - 0.4%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,320,000	1,218,983
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,270,000	1,212,948
		2,431,931
Total Industrials		4,192,585
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 0.4%
Metals & Mining - 0.4%
Infrabuild Australia Pty Ltd. (Australia), 14.50%, 11/15/2028[2]	545,000	$562,804
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,509,406	1,453,716
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $118,233)[3,5]	653,000	7
Total Materials		2,016,527

Real Estate - 1.2%
Industrial REITs - 0.1%
IIP Operating Partnership LP, 5.50%, 5/25/2026	700,000	673,110
Retail REITs - 0.6%
Simon Property Group LP, 2.65%, 2/1/2032	3,890,000	3,328,915
Specialized REITs - 0.5%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $552,500)[3]	650,000	640,366
SBA Tower Trust, 6.599%, 1/15/2028[2]	2,225,000	2,276,412
		2,916,778
Total Real Estate		6,918,803

Utilities - 0.6%
Electric Utilities - 0.2%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	1,130,000	1,205,995
Independent Power and Renewable Electricity Producers - 0.4%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	2,310,000	2,459,119
Total Utilities		3,665,114

TOTAL CORPORATE BONDS
(Identified Cost $59,379,049)		58,110,171

U.S. TREASURY SECURITIES - 14.8%

U.S. Treasury Bonds - 6.9%
U.S. Treasury Bond
2.375%, 2/15/2042	32,054,000	24,020,466
3.625%, 2/15/2053	17,046,000	14,904,596
Total U.S. Treasury Bonds
(Identified Cost $40,969,003)		38,925,062
U.S. Treasury Notes - 7.9%
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2031	9,692,941	8,695,249
U.S. Treasury Note
0.875%, 11/15/2030	29,468,000	24,377,864

Investment Portfolio - July 31, 2024
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note (continued)
4.50%, 11/15/2033	11,590,000	$11,941,322

Total U.S. Treasury Notes
(Identified Cost $44,269,013)		45,014,435

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $85,238,016)		83,939,497

ASSET-BACKED SECURITIES - 4.5%

Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.937%, 8/15/2046[2]	1,800,000	1,675,673
ALLO Issuer LLC, Series 2023-1A, Class A2, 6.20%, 6/20/2053[2]	1,450,000	1,479,490
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	831,993	794,099
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[2]	830,000	855,816
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	476,228	424,857
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,150,000	2,006,219
Hotwire Funding LLC, Series 2023-1A, Class A2, 5.687%, 5/20/2053[2]	2,200,000	2,227,086
Libra Solutions LLC, Series 2023-1A, Class A, 7.00%, 2/15/2035[2]	503,950	503,364
Nelnet Student Loan Trust, Series 2012-3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 6.162%, 3/26/2040[2,6]	126,984	125,918
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/2061[2]	2,275,000	2,056,580
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[2]	220,000	220,814
Oxford Finance Funding LLC
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	236,985	234,322
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,808,168	1,767,313
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,550,000	2,567,561
PEAR LLC
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	928,083	904,080
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	1,451,906	1,473,451
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	658,162	662,059
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[2]	1,453,140	1,310,732
SLM Student Loan Trust, Series 2012-7, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.764%), 6.112%, 5/26/2026[6]	2,432,326	2,370,092
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/2046[2]	1,500,000	$1,407,752
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 6.464%, 10/25/2048[2,6]	251,990	255,945

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $25,962,973)		25,323,223

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.9%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,7]	1,124,172	1,026,455
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,7]	28,376	27,009
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,7]	800,148	652,491
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,7]	153,974	134,314
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,7]	93,681	81,164
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,7]	48,711	44,755
Fannie Mae REMICS
Series 2018-31, Class KP, 3.50%, 7/25/2047	15,748	15,375
Series 2021-69, Class WJ, 1.50%, 10/25/2050	824,260	694,414
Finance of America Structured Securities Trust, Series 2022-S6, Class A1, 3.00%, 7/25/2061[2]	1,047,623	1,007,806
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,763,789	1,536,249
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	204,569	186,912
GS Mortgage-Backed Securities Trust Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/2051[2,6]	1,122,851	1,036,697
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,7]	830,838	731,919
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,7]	854,737	744,463
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,7]	974,151	830,761
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,7]	113,001	108,785
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,7]	97,371	87,651

Investment Portfolio - July 31, 2024

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,7]		154,564	$145,217
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,7]		206,824	193,942
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,7]		233,590	219,396
OBX Trust
Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,7]		1,358,132	1,170,828
Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,8]		1,301,344	1,306,731
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 11.350%, 7/25/2029 (Acquired 07/24/2023, cost $3,786,283)[3,6]		3,786,283	3,785,716
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,7]		842,766	772,398
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,7]		1,025,654	863,945
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,7]		1,745,913	1,427,242
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,7]		1,802,959	1,467,239
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[7]		90,000	76,609
Series 2013-6, Class A2, 3.00%, 5/25/2043[7]		417,123	371,845
Series 2013-7, Class A2, 3.00%, 6/25/2043[7]		93,709	83,266
Series 2013-8, Class A1, 3.00%, 6/25/2043[7]		109,759	98,259
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 8.50%, 11/15/2027[2,6]		1,167,416	709,479
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,7]		136,975	128,203
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,7]		42,572	39,313

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES
(Identified Cost $24,452,388)			21,806,848

FOREIGN GOVERNMENT BONDS - 0.3%

Japan Government Two Year Bond, Series 456, (Japan), 0.10%, 1/1/2026	JPY	210,000,000	1,396,906
Mexican Bonos, Series M, (Mexico), 7.75%, 5/29/2031	MXN	972,000	46,920

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

FOREIGN GOVERNMENT BONDS (continued)

Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024	440,000	$437,000

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $1,932,794)		1,880,826

MUNICIPAL BONDS - 0.3%

Hawaii, Series GC, G.O. Bond, 2.682%,10/1/2038	1,795,000	1,393,230
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028	230,000	206,979

TOTAL MUNICIPAL BONDS
(Identified Cost $2,086,418)		1,600,209

U.S. GOVERNMENT AGENCIES - 7.7%

Mortgage-Backed Securities - 7.7%
Fannie Mae
Pool #AD0462, UMBS, 5.50%, 10/1/2024	22	22
Pool #MA3463, UMBS, 4.00%, 9/1/2033	172,586	169,023
Pool #MA1834, UMBS, 4.50%, 2/1/2034	233,580	231,296
Pool #MA1903, UMBS, 4.50%, 5/1/2034	105,180	104,158
Pool #889576, UMBS, 6.00%, 4/1/2038	97,203	101,999
Pool #889579, UMBS, 6.00%, 5/1/2038	76,430	80,201
Pool #MA3412, UMBS, 3.50%, 7/1/2038	256,029	243,610
Pool #995196, UMBS, 6.00%, 7/1/2038	4,444	4,661
Pool #AD0207, UMBS, 6.00%, 10/1/2038	246,095	258,237
Pool #AD0220, UMBS, 6.00%, 10/1/2038	7,979	8,370
Pool #MA0258, UMBS, 4.50%, 12/1/2039	169,877	168,508
Pool #AL1595, UMBS, 6.00%, 1/1/2040	92,118	96,662
Pool #AL0152, UMBS, 6.00%, 6/1/2040	189,673	199,031
Pool #MA4203, UMBS, 2.50%, 12/1/2040	1,821,195	1,612,293
Pool #AL0241, UMBS, 4.00%, 4/1/2041	308,623	297,643
Pool #AI5172, UMBS, 4.00%, 8/1/2041	186,796	179,660
Pool #AL1410, UMBS, 4.50%, 12/1/2041	331,427	327,630

Investment Portfolio - July 31, 2024

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #MA4687, UMBS, 4.00%, 6/1/2042	2,216,910	$2,124,818
Pool #MA4934, UMBS, 5.00%, 2/1/2043	3,225,763	3,224,526
Pool #AL7729, UMBS, 4.00%, 6/1/2043	168,741	162,295
Pool #AX5234, UMBS, 4.50%, 11/1/2044	188,241	185,434
Pool #AS4103, UMBS, 4.50%, 12/1/2044	245,426	241,888
Pool #BC6764, UMBS, 3.50%, 4/1/2046	130,327	120,055
Pool #BD6997, UMBS, 4.00%, 10/1/2046	81,717	77,720
Pool #BE7845, UMBS, 4.50%, 2/1/2047	92,053	90,457
Pool #AL8674, 5.641%, 1/1/2049	599,484	619,805
Pool #FS1179, UMBS, 3.50%, 12/1/2049	2,123,490	1,953,909
Pool #FS4339, UMBS, 3.00%, 12/1/2050	3,769,706	3,336,481
Pool #FS4511, UMBS, 4.00%, 8/1/2051	1,357,150	1,284,872
Pool #FS2696, UMBS, 3.00%, 12/1/2051	2,676,664	2,357,108
Pool #MA4600, UMBS, 3.50%, 5/1/2052	2,432,151	2,201,263
Pool #MA4644, UMBS, 4.00%, 5/1/2052	2,349,033	2,194,272
Pool #BW1194, UMBS, 4.00%, 9/1/2052	3,575,385	3,339,829
Pool #MA4733, UMBS, 4.50%, 9/1/2052	2,668,341	2,565,390
Pool #MA4807, UMBS, 5.50%, 11/1/2052	1,042,849	1,044,217
Pool #MA4868, UMBS, 5.00%, 1/1/2053	3,365,047	3,310,282
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	156,700	155,381
Pool #C91771, 4.50%, 6/1/2034	147,307	146,074
Pool #C91780, 4.50%, 7/1/2034	205,765	204,018
Pool #G03926, 6.00%, 2/1/2038	37,815	39,725
Pool #G05906, 6.00%, 4/1/2040	35,273	37,055
Pool #Q33778, 4.00%, 6/1/2045	205,530	196,117
Pool #SD8044, UMBS, 3.00%, 2/1/2050	2,260,007	1,993,495
Pool #SD1129, UMBS, 4.00%, 8/1/2051	2,445,481	2,315,240
Pool #SD8230, UMBS, 4.50%, 6/1/2052	2,024,091	1,946,938
Pool #SD8276, UMBS, 5.00%, 12/1/2052	2,250,227	2,213,606

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $45,238,916)		43,765,274

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

SHORT-TERM INVESTMENT - 2.3%

Dreyfus Government Cash Management, Institutional Shares, 5.21%[9]
(Identified Cost $12,974,172)	12,974,172	$12,974,172

TOTAL INVESTMENTS - 99.9%
(Identified Cost $510,123,679)		564,500,646
OTHER ASSETS, LESS LIABILITIES - 0.1%		589,148
NET ASSETS - 100%		$565,089,794

Investment Portfolio - July 31, 2024

(unaudited)

ADR - American Depositary Receipt

G.O. Bond - General Obligation Bond

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $55,031,736, which represented 9.7% of the Series’ Net Assets.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at July 31, 2024 was $5,135,998, or 0.9% of the Series’ Net Assets.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2024.

5Issuer filed for bankruptcy and/or is in default of interest payments.

6Floating rate security. Rate shown is the rate in effect as of July 31, 2024.

7Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2024.

8Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of July 31, 2024.

9Rate shown is the current yield as of July 31, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$32,582,750	$30,380,068	$2,202,682	$—
Consumer Discretionary	18,014,174	17,454,617	559,557	—
Consumer Staples	41,574,806	39,862,655	1,712,151	—
Financials	59,719,551	56,871,437	2,848,114	—
Health Care	45,545,042	44,100,580	1,444,462	—
Industrials	47,925,622	43,141,934	4,783,688	—
Information Technology	44,215,524	41,962,895	2,252,629	—
Materials	4,674,260	4,027,992	646,268	—
Real Estate	16,002,391	15,833,747	168,644	—
Utilities	4,846,306	4,846,306	—	—

Investment Portfolio - July 31, 2024

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Debt securities:
U.S. Treasury and other U.S. Government agencies	$127,704,771	$—	$127,704,771	$—
States and political subdivisions (municipals)	1,600,209	—	1,600,209	—
Corporate debt:
Communication Services	4,895,618	—	4,895,618	—
Consumer Discretionary	3,130,784	—	3,130,784	—
Energy	6,408,479	—	6,408,479	—
Financials	26,882,261	—	26,882,261	—
Industrials	4,192,585	—	4,192,585	—
Materials	2,016,527	—	2,016,527	—
Real Estate	6,918,803	—	6,918,803	—
Utilities	3,665,114	—	3,665,114	—
Asset-backed securities	25,323,223	—	25,323,223	—
Commercial mortgage-backed securities	21,806,848	—	21,806,848	—
Foreign government bonds	1,880,826	—	1,880,826	—
Short-Term Investment	12,974,172	12,974,172	—	—
Total assets	$564,500,646	$311,456,403	$253,044,243	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2023 or July 31, 2024.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.